Document And Entity Information	12 Months Ended
Jul. 31, 2024
Document Information Line Items
Entity Central Index Key	0001755058
Document Type	S-1
Entity Registrant Name	ATIF HOLDINGS LIMITED
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false